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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended:       3/31/2001
                                                            --------------------
                  Check here if Amendment[ ]: Amendment Number:
                                                            --------------------

                        This Amendment (Check only one):
                            [ ] is a restatement
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         LONGVIEW MANAGEMENT GROUP, LLC
              ------------------------------------------------------------------
Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
              ------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28-   4651
                           -----------------------------------------------------

                  The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:         Richard Boberg
              ------------------------------------------------------------------
Title:        Vice President
              ------------------------------------------------------------------
Phone:        312-236-6300
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Signature, Place, and Date of Signing:

\S\Richard Boberg
--------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

May 1, 2001
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

Form 13F File Number 28-
                            ----------------------------------------------------
Name
              ------------------------------------------------------------------
(Repeat as necessary.)

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:
          None
         -----------------------------------------------------------------------

Form 13F Information Table Entry Total:
          20
         -----------------------------------------------------------------------
Form 13F Information Table Value Total:
          $     29,624 (thousands)
         --------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
                       Provide a numbered list of the name(s) and Form 13F file
                     number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.       None
         -----------------------------------------------------------------------
Form 13F File Number 28-
                        --------------------------------------------------------
Name
         -----------------------------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT
                                    3/31/2001

             Item 1:             Item 2:   Item 3:      Item 4:      Item 5:          Item 6:         Item 7:         Item 8:
                                                                                  Investment Discr                Voting Authority
                                                        FAIR       SHARES OR
             NAME OF            TITLE OF   CUSIP    MARKET VALUE   PRINCIPLE
             ISSUER               CLASS   NUMBER     (THOUSANDS)     AMOUNT     SOLE  SHARED  OTHER  MANAGERS   SOLE    SHARED NONE
AETNA INC NEW                   COM       00817Y108         825     22,977  SH   X                   Longview    22,977
ALLTEL CORP.                    COM       020039103       2,956     56,350  SH   X                   Longview    56,350
AMERICAN INTL GROUP INC         COM       026874107         428      5,313  SH   X                   Longview     5,313
BANK ONE CORP.                  COM       06423A103      12,045    332,928  SH   X                   Longview   332,928
BAXTER INTERNATIONAL INC        COM       071813109         215      2,289  SH   X                   Longview     2,289
BOEING CO                       COM       097023105         272      4,881  SH   X                   Longview     4,881
BURLINGTON NORTHERN SANTA FE    COM       12189T104         728     23,969  SH   X                   Longview    23,969
COMPUTER ASSOC INTL INC         COM       204912109         476     17,484  SH   X                   Longview    17,484
EMERSON ELECTRIC CO             COM       291011104       3,539     57,082  SH   X                   Longview    57,082
GENERAL DYNAMICS CORP           COM       369550108         849     13,537  SH   X                   Longview    13,537
GENERAL ELECTRIC CO             COM       369604103         773     18,463  SH   X                   Longview    18,463
HILTON HOTELS                   COM       432848109       1,228    117,508  SH   X                   Longview   117,508
INTEL CORP                      COM       458140100         255      9,703  SH   X                   Longview     9,703
MAYTAG CORP                     COM       578592107       1,114     34,536  SH   X                   Longview    34,536
NOVA CORP GEORGIA               COM       669784100         825     44,740  SH   X                   Longview    44,740
NOVELL INC                      COM       670006105          54     10,800  SH   X                   Longview    10,800
PARK PLACE ENTERTAINMENT CORP.  COM       700690100       1,204    117,508  SH   X                   Longview   117,508
PFIZER INC                      COM       717081103         535     13,074  SH   X                   Longview    13,074
SUNGARD DATA SYS INC            COM       867363103         451      9,154  SH   X                   Longview     9,154
XEROX CORPORATION               COM       984121103         850    141,971  SH   X                   Longview   141,971

TOTAL                                                    29,624  1,054,265                                      176,925


  THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED
   SEPARATELY WITH THE SEC.